Shares (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Net profit for the year	SEK 772	SEK 780	SEK 1,187
Venantius AB
Disclosure of subsidiaries [line items]
Net profit for the year	10	0	SEK 1
Book value	SEK 24	SEK 17
Number of shares	5,000,500	5,000,500